Income Taxes - Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Federal												$ 54,093	$ 8,376	$ 18,996
State and local												7,840	680	2,526
Current income tax expense												61,933	9,056	21,522
Deferred
Federal												84,974	(20,695)	32,432
State and local												12,444	(1,678)	6,310
Deferred income tax expense (benefit)										(16,232)	19,259	97,418	(22,373)	38,742
Total income tax expense (benefit)	$ (38,997)	$ (2,892)	$ 48,129	$ 95,339	$ 18,775	$ (20,953)	$ 4,164	$ 347	$ 3,125	$ (27,409)	$ 114,114	$ 159,351	$ (13,317)	$ 60,264